Document And Entity Information	Sep. 15, 2022
Document Information [Line Items]
Entity, Registrant Name	VIVEVE MEDICAL, INC.
Document, Type	8-K
Document, Period End Date	Sep. 15, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-11388
Entity, Tax Identification Number	04-3153858
Entity, Address, Address Line One	345 Inverness Drive South, Building B, Suite 250
Entity, Address, City or Town	Englewood
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	696-8100
Title of 12(b) Security	Common Stock
Trading Symbol	VIVE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000879682